Provisions - United Kingdom Entities - Present value of obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	€ 1,567
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	(1,475)
United Kingdom | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	15,472	€ 14,297	€ 12,079
Current service cost	33	30	27
Interest cost	219	284	352
Benefits paid	(465)	(445)	(441)
Contributions made by employees	18	17	18
Past service cost	6	0	0
Actuarial (gains)/losses	(933)	2,060	1,594
Demographic actuarial (gains)/losses	(17)	34	48
Financial actuarial (gains)/losses	(916)	2,026	1,546
Exchange differences and other items	1,042	(771)	668
Net defined benefit liability (asset) at end of period	€ 15,392	€ 15,472	€ 14,297